Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Jul. 31, 2024	Dec. 14, 2023	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Percentage of note payable					50.00%	50.00%
Bank deposits | ¥							¥ 500,000
Allowance for credit loss	$ 7,989,047		$ 7,909,571
Impairment of inventories		$ 2,845,727
Investment (income) loss for long-term investments	47,467	84,295
Government grants received		107,912
Deferred government	$ 3,107,376		3,049,607
Q&A session fees description	The Company accounts for revenue from sales of graphite anode materials on a gross basis as the Company is responsible for fulfilling the promise to provide the desired products to customers, and is subject to inventory risk before the product ownership and risk are transferred and has the discretion in establishing prices.
Cost of goods sold and service	$ 24,268,344	22,265,782
Insures eligible deposits (in Dollars)				$ 500,000
Revenue	27,967,081	22,283,171
SPD Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits	1,409,906		1,183,671
Everbright Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposits	5,477,176		6,853,541
Client One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	16,564,402	$ 13,241,568
Account receivables	16,044,488		23,472,843
Client Two [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivables	$ 3,321,500		$ 3,115,577
Customer Concentration Risk [Member] | Client One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	59.00%	59.00%
Customer Concentration Risk [Member] | Client One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	51.00%		81.00%
Customer Concentration Risk [Member] | Client Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.00%		11.00%
Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue recognized	$ 1,821,017	$ 341,528
Product [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold and service	24,262,266	21,984,752
Revenue	27,907,475	21,561,285
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold and service	6,078	281,030
Revenue	$ 59,606	$ 721,886
Restricted Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive include restricted share units (in Shares) | shares	528,963	303,543
GMB (Beijing) [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	49.00%		49.00%
Sunrise Guizhou [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	59.20%		59.20%
GMB Culture [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	49.00%		49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	25.00%		25.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage	40.00%		40.00%
Sunrise Guizhou [Member] | Board of Directors [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage	39.35%			39.35%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging	2 years			2 years
Remaining term of land use right	40 years
Estimated useful lives	5 years			5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging	3 years			3 years
Remaining term of land use right	50 years
Estimated useful lives	10 years			10 years